Commitments and Contigencies 2 (Details)	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 EUR (€)	Jun. 28, 2013 USD ($)	Oct. 03, 2014 USD ($)	Nov. 05, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Jul. 31, 2015	Jul. 31, 2011 USD ($)	Jul. 31, 2011 EUR (€)
Loss Contingencies [Line Items]
Exchange rate EUR/USD						1.09			1.09	1.34
Decrease in restricted cash						$ 4,500,000	$ 35,000	$ 7,664,000
Coverage for pollution						1,000,000,000
Other operational gain						592,000	10,003,000	3,787,000
Exinguishment of liability related to amount of fuel and lubricants remaining on board						$ 0	1,361,000	$ 0
Variable portion of payment to SWS owner						6-month LIBOR rate of 0.846%
Due to related parties						$ 422,000	2,166,000
Star Borealis
Loss Contingencies [Line Items]
Gross daily charter rate			$ 24,750
Proceeds from sale of settled claim				$ 8,016,000
Gain on sale of claim							9,377,000
Exinguishment of liability related to amount of fuel and lubricants remaining on board							1,361,000
Spanish port authorities environmental fines | Star Cosmo
Loss Contingencies [Line Items]
Cash collateral to guarantee the payment of fines											$ 371,000	€ 340,000
Cash collateral for pollution release | €		€ 340,000
Fines subject to adjudication						283,000			€ 260,000
Irrevocably adjudicated fines						$ 65,000			€ 60,000
Arbitration proceedings | Star Polaris
Loss Contingencies [Line Items]
Name of defendant						Hanjin HHIC-Phil Inc.
Off hire days	142
Revenue loss due to off hire	$ 2,343,000
Heron Convertible Loan
Loss Contingencies [Line Items]
Conversion ratio					0.5
Oceanbulk Sellers
Loss Contingencies [Line Items]
Due to related parties						$ 50,000	$ 1,689,000